Share-Based Compensation Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
XL Hybrids Inc [Member]
Share-Based Compensation Expense
Note 9. Share-Based Compensation
During the nine months ended September 30, 2020, the Company issued 3,349,414 options to certain employees which will vest over a period of one to four years. The weighted-average fair value of stock options granted during the nine months ended September 30, 2020 and 2019, as determined by the Black-Scholes option pricing model, was $0.63 and $0.13, respectively.
Share-based compensation expense for the nine months ended September 30, 2020 and 2019 was $663 and $218, respectively. As of September 30, 2020, there was $2,566 of unrecognized compensation cost related to share-based payments, which is expected to be recognized over the remaining vesting periods, with a weighted-average period of 1.8 years.
As of September 30, 2020, 589,460 shares of restricted stock were issued and are outstanding and are subject to forfeiture.

Note 10. Share-Based Compensation Expense
During 2010, the Company established the 2010 Equity Incentive Plan (the Plan), subsequently amended and restated, under which a maximum number of 16,935,517 shares of the Company’s authorized and available common stock may be issued in the form of incentive stock options and other equity interests. Under the terms of the Plan, options and other equity interests may be granted to employees, officers, directors, and consultants of the Company. There were 2,728,213 shares available for future grant under the Plan at December 31, 2019.
The Company recognized $208 and $305 in stock-based compensation expense for the years ended December 31, 2019 and 2018, respectively. As of December 31, 2019, there is approximately $922 of unrecognized compensation expense related to non-vested
stock options with service-based vesting criteria which is expected to be recognized over a weighted-average period of 3.23 years.
Stock Options
A summary of stock option award activity for the years ended December 31, 2019 and 2018 was as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at December 31, 2017	5,307,252	$0.15	5.6
Granted	6,274,230	0.18
Exercised	(12,500)	0.18
Cancelled or forfeited	(895,750)	0.18

Outstanding at December 31, 2018	10,673,232	0.16	6.7
Granted	6,502,400	0.18
Exercised	(58,313)	0.02
Cancelled or forfeited	(3,823,733)	0.18

Outstanding at December 31, 2019	13,293,586	$0.18	7.4

Exercisable at December 31, 2018	6,274,529	$0.15	5.3

Exercisable at December 31, 2019	6,228,796	$0.16	5.0

The weighted-average fair value of stock options granted during the years ended December 31, 2019 and 2018, as determined by the Black-Scholes option pricing model, ranged from $0.13 to $0.14.
The aggregate intrinsic value of stock options exercised in the years ended December 31, 2019 and 2018 was $1,676 and $0 as determined on the date of exercise. Cash received from options exercised for the years ended December 31, 2019 and 2018 was $9,987 and $2,250, respectively.

Restricted Stock Awards
The fair value of restricted stock awards is estimated by the fair value of the Company’s common stock at the date of grant. Restricted stock activity during year ended at December 31, 2019 was as follows:

	Number of shares	Weighted-average grant-date fair value per share
Non-vested, at beginning of period	—
Granted	589,460	$0.18
Vested	—
Cancelled or forfeited	—

Non-vested, at end of period	589,460

The Company award two directors 294,730 shares of the Company’s Common stock during the year ended December 31, 2019. There were no restricted stock awards granted in 2018. The restricted stock awards include both a service and performance-based vesting condition. The awards become fully vested upon a change-in-control,
seven months after the occurrence of a qualified public offering or seven months after the majority of the Series D Preferred Shareholders elect to convert their shares into common stock.